LIABILITIES FOR INSURANCE PRODUCTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	$ 13,165.5		$ 13,194.7
Traditional Life, Interest Rate Assumption	5.00%	[1]
Limited Payment Annuities, Interest Rate Assumption	5.00%	[2]
Accident and Health Insurance, Interest Rate Assumption	6.00%
Liabilities For Traditional Products	10,482.7		10,307.6
Claims payable and other policyholder funds	1,034.3		968.7
Liabilities related to separate accounts	15.0		17.5
Total	24,697.5		24,488.5
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of the year	1,543.7		1,444.0		1,341.3
Incurred claims (net of reinsurance) related to:
Current year	1,545.8		1,505.8		1,616.8
Prior years (a)	(41.7)	[3]	(15.6)	[3]	(32.3)	[3]
Total incurred	1,504.1		1,490.2		1,584.5
Interest on claim reserves	78.4		73.4		69.3
Paid claims (net of reinsurance) related to:
Current year	866.5		827.0		910.7
Prior years	626.2		694.1		691.6
Total paid	1,492.7		1,521.1		1,602.3
Net change in balance for reinsurance assumed and ceded	3.8		57.2		51.2
Balance, end of the year	1,637.3		1,543.7		1,444.0
Investment contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	9,832.9	[4]	9,742.9	[4]
Universal life contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	3,332.6		3,451.8
Traditional life insurance contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	2,396.2	[1]	2,354.3	[1]
Limited-payment annuities [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	848.8	[2]	873.4	[2]
Individual and group accident and health [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	$ 7,237.7		$ 7,079.9

[1]	Principally, modifications of the 1965 ‑ 70 and 1975 - 80 Basic, Select and Ultimate Tables.
[2]	Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.
[3]	The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.
[4]	In 2011 and 2010, all of this liability represented account balances where future benefits are not guaranteed.